Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Accounts Receivable [Table Text Block]

	June 30,		December 31,
	2012	2012	2011
	USD‘000	RMB‘000	RMB‘000
Accounts receivable	147,859	939,347	1,017,415
Less: allowance for doubtful accounts	(11,903)	(75,617)	(75,617)
Accounts receivable, net	135,956	863,730	941,798

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]

An analysis of the allowance for doubtful accounts is as follows:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	RMB’000	RMB’000	RMB’000	RMB’000
Beginning Balance	75,617	72,892	75,617	73,292
Additional charged to allowance for doubtful accounts	—	18	—	18
Write back on allowance for doubtful accounts	—	(275)	—	(675)
Ending Balance	75,617	72,635	75,617	72,635